Financial statements of Barclays PLC, Parent company accounts - Statement of changes in equity (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Effects of changes in accounting policies	[1]		£ 2,150
Profit/(loss) after tax	[2]	£ 2,583	(720)
IAS 12 update [member]
Profit/(loss) after tax		211
Barclays PLC [member]
Effects of changes in accounting policies			(11)
Profit/(loss) after tax	[3]	15,949	1,270
Available for sale reserve [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Barclays PLC [member] | IFRSs 9 [member]
Effects of changes in accounting policies			86
Retained earnings [member]
Effects of changes in accounting policies	[1]		2,014
Retained earnings [member] | IFRSs 9 [member]
Effects of changes in accounting policies			(67)
Retained earnings [member] | Barclays PLC [member]
Effects of changes in accounting policies			£ (97)
Retained earnings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Barclays PLC [member] | IAS 12 update [member]
Profit/(loss) after tax		£ 143

[1]

Effects of changes in accounting policy relate to the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on 1 January 2018. The impact of IFRS 15 Revenue from Contracts with Customers was an increase to retained earnings of £ 67 m with the remainder due to the impact of IFRS 9 Financial Instruments .

[2]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[3]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 143 m and 2017 by £ 123 m. Further detail can be found i n Note 1